ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 298,194	$ 488,338
Accrued liabilities	596,159	292,585
Total	$ 894,353	$ 780,923